Condensed Consolidated and Combined Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	3 Months Ended										6 Months Ended		12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013	Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012	Sep. 28, 2012	Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Mar. 28, 2014	Mar. 29, 2013	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Statement Of Income And Comprehensive Income [Abstract]
Net income	$ 11.6	$ 33.5	$ (27.9)	[1]	$ 34.0	$ 19.2	$ 26.2	$ 33.2	$ 38.9	$ 36.3	$ 57.2	$ 53.2	$ 58.8	$ 134.6	$ 150.7
Other comprehensive income (loss), net of tax
Currency translation adjustments	(2.4)				(8.5)						(2.0)	(8.2)	1.5	(2.9)	(0.5)
Unrecognized gain (loss) on derivatives, net of tax	0.1				(4.0)						0.2	(4.0)	(7.3)	0	0
Unrecognized gain (loss) on benefit plans, net of tax	0				(2.0)						(0.3)	(1.7)	34.2	(10.7)	12.4
Total other comprehensive income (loss), net of tax	(2.3)				(14.5)						(2.1)	(13.9)	28.4	(13.6)	11.9
Comprehensive income	$ 9.3				$ 19.5						$ 55.1	$ 39.3	$ 87.2	$ 121.0	$ 162.6

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.